Other interim disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other interim disclosures [abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]
(USD millions)	Q2 2026	Q2 2025	H1 2026	H1 2025

Property, plant and equipment impairment charges		-4	-39	-6

Property, plant and equipment depreciation charge	-261	-241	-520	-456

Right-of-use assets impairment charges	-1		-1

Right-of-use assets depreciation charge	-77	-68	-150	-133

Intangible assets impairment charges	-199	-92	-199	-94

Intangible assets amortization charge	-862	-851	-1 719	-1 721

Disclosure of additions excluding the impact of business acquisitions [table text block]
(USD millions)	Q2 2026	Q2 2025	H1 2026	H1 2025

Additions to property, plant and equipment	335	349	610	559

Additions to right-of-use assets	102	81	151	137

Additions to intangible assets other than goodwill	408	198	852	1 377

Disclosure of detailed information about borrowings [table text block]
Coupon	Currency	Notional amount (millions)	Issuance year	Maturity year	Issuer	Issue price	USD millions

SOFR + 0.65%	USD	500	2026	2029	Novartis Capital Corporation, New York, United States	100.000%	499

4.100%	USD	1 250	2026	2029	Novartis Capital Corporation, New York, United States	99.883%	1 247

4.400%	USD	1 750	2026	2031	Novartis Capital Corporation, New York, United States	99.960%	1 746

4.600%	USD	2 000	2026	2033	Novartis Capital Corporation, New York, United States	99.574%	1 986

4.900%	USD	2 250	2026	2036	Novartis Capital Corporation, New York, United States	99.719%	2 237

5.600%	USD	1 000	2026	2046	Novartis Capital Corporation, New York, United States	99.536%	990

5.700%	USD	2 250	2026	2056	Novartis Capital Corporation, New York, United States	99.120%	2 216

3.100%	EUR	600	2026	2032	Novartis Finance S.A., Luxembourg, Luxembourg	99.525%	679

3.500%	EUR	600	2026	2035	Novartis Finance S.A., Luxembourg, Luxembourg	99.757%	681

4.000%	EUR	500	2026	2041	Novartis Finance S.A., Luxembourg, Luxembourg	99.833%	568

Total straight and floating rate bonds issued in the first half of 2026							12 849

Total straight and floating rate bonds, June 30, 2026							40 542

Total straight and floating rate bonds, December 31, 2025							27 929

Research and development commitments
(USD millions)	Jun 30, 2026

2026	263

2027	1 888

2028	957

2029	1 494

2030	1 095

2031	1 213

Thereafter	12 813

Total	19 723